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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549


FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2003

Check here if amendment [ x ]; Amendment Number: 2
This Amendment (Check only one):
[ ] is a restatement
[x] adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment was denied on September 30, 2003.

Institutional Investment Manager Filing this Report:

Name:          UBS Securities LLC
Address:       677 Washington Boulevard
               Stamford, CT 06901

13F File Number: 28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Jeffery H. Laska
Title:         Director
Phone:         (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
November 14, 2003
Stamford, Connecticut
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Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $ 361,703 (thousands)

List of Other Included Managers: NONE
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
          COLUMN 1          COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6 COLUMN 7          COLUMN 8
          --------          --------        --------  --------       --------          -------- --------          --------
                                                                                        INVEST-
                                                                                         MENT                   VOTING AUTHORITY
                          TITLE                        VALUE      SHRS OR    SH/  PUT/  DISCRE   OTHER          ----------------
NAME OF ISSUER           OF CLASS            CUSIP     X$1000     PRN AMT    PRN  CALL  -TION   MANAGERS     SOLE      SHARED  NONE
--------------           --------            -----     ------     -------    ---  ----  -----   --------     ----      ------  ----
Computer
  Assoc Intl Inc.        Note 5.000% 3/1   204912ar0  $ 48,422   40,310,000  Prn         Sole              40,310,000
Echostar
  Communications New     Note 4.875% 1/0   278762ad1  $ 32,875   33,123,000  Prn         Sole              33,123,000
Echostar
  Communications New     Note 5.750% 5/1   278762ag4  $ 72,716   68,681,000  Prn         Sole              68,681,000
Electronics For
  Imaging Inc.           Dbcv 1.500% 6/0   284745aa4  $ 36,352   35,250,000  Prn         Sole              35,250,000
Lowes Cos Inc.           Note 0.861% 10/1  548661cg0  $ 44,017   45,378,000  Prn         Sole              45,378,000
Merrill Lynch & Co Inc.  Frnt 3/1          590188a73  $127,321  127,162,000  Prn         Sole             127,162,000